NOTES PAYABLE - Aggregate Future Contractual Maturities of Long-Term Debt (Details)	Dec. 31, 2020 USD ($)
Aggregate maturities of long-term debt
2022	$ 200,000
2023	2,940,000
Total	$ 3,140,000